Northern Lights Fund Trust

CMG Long/Short Fund, CMG Global Equity Fund, CMG Tactical Bond Fund, and CMG Global Macro Strategy Fund

Incorporated herein by reference is the definitive version of the supplement for CMG Long/Short Fund, CMG Global Equity Fund, CMG Tactical Bond Fund, and CMG Global Macro Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 23, 2015 (SEC Accession No. 0001580642-15-005325).